Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	May 06, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Dec. 30, 2014
C000229260
Account Value [Line Items]
Line Graph and Table Measure Name	AltShares Event-Driven ETF
Account Value	$ 14,595	$ 14,388	$ 14,951	$ 14,684	$ 14,714	$ 15,084	$ 14,671	$ 14,023	$ 14,258	$ 14,465	$ 14,479	$ 14,170	$ 13,640	$ 13,978	$ 14,008	$ 13,757	$ 13,802	$ 13,316	$ 13,872	$ 13,671	$ 13,599	$ 14,015	$ 13,901	$ 13,297	$ 13,858	$ 13,944	$ 14,274	$ 14,346	$ 14,331	$ 14,561	$ 14,389	$ 15,078	$ 14,978	$ 14,849	$ 14,744	$ 15,292	$ 15,490	$ 15,432	$ 15,444	$ 15,479	$ 15,385	$ 14,977	$ 12,817	$ 11,986	$ 12,091	$ 11,870	$ 11,471	$ 11,418	$ 10,987		$ 10,829	$ 10,367	$ 10,419	$ 10,556	$ 10,440	$ 10,374	$ 10,147	$ 10,167	$ 10,178	$ 10,301	$ 10,250	$ 10,188	$ 10,405	$ 10,240	$ 10,188	$ 10,157	$ 9,765	$ 9,904	$ 9,803	$ 10,055	$ 10,136	$ 10,146	$ 10,298	$ 10,227	$ 10,096	$ 10,055	$ 10,187	$ 10,267	$ 10,247	$ 10,126	$ 10,136	$ 10,106	$ 10,076	$ 10,055	$ 10,086	$ 10,086	$ 10,005	$ 9,954	$ 9,793	$ 9,732	$ 9,682	$ 9,470	$ 9,520	$ 9,631	$ 9,652	$ 9,500	$ 9,359	$ 9,399	$ 9,379	$ 9,217	$ 9,167	$ 9,187	$ 9,258	$ 9,280	$ 9,460	$ 9,320	$ 9,590	$ 9,870	$ 9,920	$ 10,120	$ 10,230	$ 10,060	$ 10,160	$ 10,060	$ 10,000	$ 10,000
C000216184
Account Value [Line Items]
Line Graph and Table Measure Name	AltShares Merger Arbitrage ETF
Account Value	$ 11,533	11,439	11,640	11,533	11,413	11,478	11,336	11,250	11,237	11,165	10,980	10,903	10,650	10,980	10,869	10,976	10,972	11,040	11,004	11,218	10,963	11,041	10,922	10,749	10,765	10,839	10,909	10,835	10,773	10,749	10,695	10,695	10,592	10,588	10,551	10,588	10,638	10,535	10,403	10,308	10,391	10,420	10,384	10,280	10,180	10,200	10,188	9,784	9,824	$ 10,000
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index $30,180
Account Value	$ 30,180	28,754	29,979	29,044	27,572	27,116	25,938	23,768	24,278	25,493	25,906	25,100	23,544	23,442	23,082	22,264	22,821	21,472	22,785	21,579	19,963	21,988	22,922	20,987	22,876	22,834	25,015	24,120	24,864	26,221	25,096	25,271	23,617	24,769	24,038	23,480	22,944	22,785	21,631	20,723	20,167	20,373	19,618	17,683	18,166	18,883	17,617	16,677	16,352		15,608	13,835	15,784	17,200	17,207	16,703	16,118	15,776	15,486	15,736	15,513	14,491	15,475	14,872	14,589	14,135	13,086	14,385	14,098	15,132	15,047	14,572	14,049	13,963	13,635	13,583	13,937	14,470	13,687	13,536	13,133	12,834	12,574	12,536	12,283	12,207	12,038	11,915	11,902	11,447	11,234	11,016	10,623	10,820	10,818	10,803	10,419	10,392	10,209	10,169	9,523	9,536	10,034	10,195	10,164	9,374	9,612	10,229	10,019	10,217	10,087	9,991	10,152	9,600	9,897	10,000
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index $19,767
Account Value	$ 19,767	18,833	19,635	19,023	18,059	17,760	16,988	15,567	15,901	16,697	16,967	16,439	15,420	15,354	15,118	14,582	14,947	14,063	14,923	14,133	13,075	14,401	15,013	13,746	14,983	14,955	16,384	15,797	16,285	17,174	16,437	16,552	15,468	16,222	15,744	15,378	15,028	14,923	14,167	13,573	13,209	13,343	12,849	11,581	11,898	12,368	11,538	10,923	10,710	10,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $11,570
Account Value	$ 11,570	11,515	11,466	11,414	11,368	11,319	11,267	11,217	11,167	11,116	11,066	11,022	10,972	10,929	10,895	10,848	10,813	10,779	10,740	10,706	10,689	10,662	10,645	10,640	10,637	10,630	10,628	10,625	10,624	10,624	10,623	10,623	10,623	10,623	10,622	10,622	10,622	10,622	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,615	10,614	10,612	10,610		10,610	10,609	10,578	10,563	10,549	10,533	10,521	10,500	10,482	10,461	10,441	10,419	10,395	10,375	10,352	10,334	10,313	10,295	10,273	10,255	10,240	10,222	10,205	10,188	10,173	10,159	10,145	10,136	10,123	10,113	10,104	10,095	10,086	10,077	10,068	10,060	10,055	10,048	10,046	10,042	10,038	10,033	10,032	10,029	10,024	10,022	10,020	10,016	10,015	10,012	10,008	10,005	10,005	10,002	10,001	10,002	10,002	10,000	10,001	10,000	10,000	10,000	10,000	10,000	10,000	10,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,114
Account Value	$ 11,114	10,929	11,212	11,109	11,269	11,300	10,883	10,412	10,578	10,854	10,924	10,932	10,971	11,092	11,025	10,752	11,037	10,708	10,756	10,375	10,511	10,985	11,305	11,035	11,211	11,139	11,579	11,909	12,044	12,309	12,341	12,304	12,308	12,415	12,439	12,301	12,215	12,176	12,080	12,233	12,412	12,502	12,485	12,363	12,419	12,426	12,527	12,342	12,265		$ 12,208	$ 11,995	$ 12,066	$ 11,853	$ 11,629	$ 11,637	$ 11,643	$ 11,608	$ 11,670	$ 11,375	$ 11,350	$ 11,210	$ 11,014	$ 11,011	$ 10,804	$ 10,810	$ 10,696	$ 10,504	$ 10,441	$ 10,524	$ 10,593	$ 10,525	$ 10,522	$ 10,535	$ 10,461	$ 10,539	$ 10,472	$ 10,572	$ 10,695	$ 10,646	$ 10,660	$ 10,654	$ 10,705	$ 10,610	$ 10,564	$ 10,575	$ 10,494	$ 10,414	$ 10,419	$ 10,350	$ 10,329	$ 10,315	$ 10,565	$ 10,646	$ 10,652	$ 10,665	$ 10,598	$ 10,411	$ 10,408	$ 10,368	$ 10,274	$ 10,201	$ 10,063	$ 10,096	$ 10,122	$ 10,121	$ 10,053	$ 10,067	$ 9,998	$ 10,108	$ 10,132	$ 10,169	$ 10,122	$ 10,218	$ 10,008	$ 10,000
WATER ISLAND INDEX: Water Island Merger Arbitrage USD Hedged Ind
Account Value [Line Items]
Line Graph and Table Measure Name	Water Island Merger Arbitrage USD Hedged Index $12,177
Account Value	$ 12,177	12,064	12,215	12,105	12,000	12,043	11,879	11,779	11,762	11,673	11,470	11,372	11,148	11,272	11,189	11,150	11,178	11,210	11,172	11,332	11,095	11,158	11,082	10,914	10,930	10,984	11,015	10,960	10,919	10,948	10,859	10,826	10,800	10,767	10,720	10,771	10,790	10,676	10,490	10,438	10,487	10,518	10,473	10,363	10,242	10,251	10,205	9,772	9,795	10,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $10,905
Account Value	$ 10,905	10,853	10,807	10,758	10,714	10,669	10,619	10,572	10,525	10,477	10,430	10,388	10,341	10,301	10,268	10,224	10,191	10,159	10,123	10,090	10,074	10,049	10,033	10,028	10,026	10,019	10,017	10,014	10,013	10,014	10,013	10,012	10,013	10,012	10,012	10,011	10,012	10,011	10,011	10,011	10,010	10,009	10,008	10,007	10,006	10,005	10,004	10,002	10,000	10,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $9,153
Account Value	$ 9,153	$ 9,001	$ 9,234	$ 9,150	$ 9,281	$ 9,306	$ 8,963	$ 8,575	$ 8,712	$ 8,940	$ 8,997	$ 9,003	$ 9,036	$ 9,135	$ 9,080	$ 8,855	$ 9,090	$ 8,819	$ 8,859	$ 8,544	$ 8,657	$ 9,048	$ 9,311	$ 9,089	$ 9,233	$ 9,174	$ 9,536	$ 9,809	$ 9,919	$ 10,138	$ 10,164	$ 10,134	$ 10,136	$ 10,225	$ 10,245	$ 10,131	$ 10,061	$ 10,028	$ 9,949	$ 10,075	$ 10,223	$ 10,296	$ 10,282	$ 10,182	$ 10,228	$ 10,234	$ 10,317	$ 10,165	$ 10,101	$ 10,000